WARRANTS (Details 2) (Fair Value, Inputs, Level 2 [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Inputs, Level 2 [Member]
Warrants [Line Items]
Beginning balance	$ 720,857	$ 374,166	$ 96,469
Warrants issued	2,698,375	0	97,505
Fair value change of the issued warrants included in earnings	(2,866,172)	346,691	180,192
Ending balance	$ 553,060	$ 720,857	$ 374,166